Related Party Transactions (Details Narrative) (10K) - CAD	3 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2016	Mar. 31, 2015
Accounts payable and accrued liabilities	CAD 348,857		CAD 397,878	CAD 161,877
Amounts receivable from shareholder	21,339		21,064	29,967
Management fees and consulting fees	154,755	CAD 12,989	859,993	582,564
Officer [Member]
Amounts receivable from shareholder	21,339		21,064	29,967
Management fees and consulting fees			427,000	363,750
Two Directors [Member]
Accounts payable and accrued liabilities	CAD 52,030		CAD 52,030	CAD 52,030